Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized	3,290,000,000	3,290,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	318,425,182	203,750,000
Common stock, shares outstanding	318,425,182	203,750,000
Parent Company
Common stock, shares authorized	3,290,000,000	3,290,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	318,425,182	203,750,000
Common stock, shares outstanding	318,425,182	203,750,000